SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			October 2, 2008
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	166,899
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Abbott Laboratories  Common         002824100     2,344     40,712 SOLE                 39,027             1,685
Aes Corporation      Common         00130H105       451     38,550 SOLE                 38,550                 0
Airgas Inc           Common         009363102     1,124     22,635 SOLE                 22,210               425
Akamai Technologies  Common         00971T101     1,641     94,067 SOLE                 90,967             3,100
Allergan, Inc        Common         018490102       457      8,875 SOLE                  8,875                 0
Amphenol Corp.       Class A        032095101     1,268     31,600 SOLE                 30,950               650
Anchor BanCorp. WI   Common         032839102        84     11,145 SOLE                 11,145                 0
Apple Computer Inc   Common         037833100       708      6,225 SOLE                  5,945               280
Applied Materials    Common         038222105     1,100     72,715 SOLE                 68,465             4,250
Archer-Daniels       Common         039483102       761     34,755 SOLE                 34,555               200
Arris Group Inc      Common         04269Q100     1,929    249,580 SOLE                242,455             7,125
Autodesk Inc         Common         052769106     1,304     38,882 SOLE                 37,332             1,550
Brookfield Asset Mgm CL A Ltd Vt SH 112585104     1,219     44,438 SOLE                 43,464               974
Cameco Corp          Common         13321l108     2,270    101,768 SOLE                 99,443             2,325
Cardinal Health      Common         14149Y108     1,841     37,355 SOLE                 36,480               875
Caterpillar Inc      Common         149123101       557      9,350 SOLE                  9,350                 0
Cerner Corp          Common         156782104     1,377     30,855 SOLE                 28,895             1,960
Chesapeake Energy    Common         165167107     2,465     68,745 SOLE                 67,065             1,680
Chevron Corp         Common         166764100       235      2,847 SOLE                  2,847                 0
Cisco Systems Inc    Common         17275R102     6,079    269,450 SOLE                260,600             8,850
Citigroup Inc        Common         172967101     3,012    146,875 SOLE                141,830             5,045
Coca Cola Co.        Common         191216100       440      8,325 SOLE                  8,325                 0
Colgate Palmolive    Common         194162103       431      5,725 SOLE                  5,725                 0
Comcast Corp.        Class A        20030N101     2,909    148,188 SOLE                145,163             3,025
Conocophillips       Common         20825C104     2,383     32,536 SOLE                 31,711               825
Costco Wholesale     Common         22160K105     1,170     18,020 SOLE                 18,020                 0
D S T Systems        Common         233326107     1,483     26,495 SOLE                 25,770               725
Dell Inc             Common         24702R101       418     25,350 SOLE                 25,350                 0
Discovery Communicat Class A        25470F104       777     54,493 SOLE                 52,228             2,265
Discovery Comm. Inc  Series C       25470F302       733     51,793 SOLE                 49,528             2,265
Du Pont E I De Nemou Common         263534109     2,005     49,760 SOLE                 48,370             1,390
Duff & Phelps Utils  Common         23325P104       112     12,000 SOLE                 12,000                 0
Dun & Bradstreet     Common         26483E100     1,246     13,200 SOLE                 13,100               100
Ebay Inc             Common         278642103       368     16,425 SOLE                 16,425                 0
El Paso Corp.        Common         28336L109     1,118     87,640 SOLE                 83,140             4,500
Electronic Arts      Common         285512109       221      5,975 SOLE                      0             5,975
EMC Corporation      Common         268648102     3,424    286,252 SOLE                279,902             6,350
Exxon Mobil          Common         30231G102       721      9,278 SOLE                  8,846               432
Freeport-McMoran Cop Common         35671D857       431      7,575 SOLE                  7,575                 0
Gamestop Corp        Class A        36467W109       218      6,380 SOLE                      0             6,380
Genentech Inc.       Common         368710406     2,714     30,600 SOLE                 29,250             1,350
General Electric     Common         369604103     4,685    183,743 SOLE                177,693             6,050
Goldman Sachs Group  Common         38141G104       308      2,410 SOLE                  2,410                 0
Google Inc.          Class A        38259P508     2,138      5,337 SOLE                  5,062               275
Hercules Offshore    Common         427093109     1,377     90,805 SOLE                 87,995             2,810
Hewlett Packard      Common         428236103       818     17,700 SOLE                 16,300             1,400
Honeywell Intl       Common         438516106     2,606     62,720 SOLE                 60,740             1,980
Intel Corp.          Common         458140100     4,044    215,927 SOLE                209,752             6,175
Intl Game Tech.      Common         459902102       663     38,585 SOLE                 37,735               850
Ishares Fund         MSCI Eafe Idx  464287465     1,893     33,625 SOLE                 32,300             1,325
Ishares Fund         MSCI Emerg Mkt 464287234     2,687     77,825 SOLE                 74,810             3,015
Ishares Fund         MSCI Emu Index 464286608     1,043     26,260 SOLE                 24,970             1,290
Ishares Index        MSCI Japan     464286848     2,136    200,345 SOLE                195,195             5,150
Ishares Index        MSCI Pac J Idx 464286665       419     11,670 SOLE                 10,770               900
Ishares Index        MSCI Utd KingD 464286699     1,047     62,890 SOLE                 59,870             3,020
Ishares Trust        Nasdq Bio Indx 464287556     1,458     17,925 SOLE                 17,925                 0
Ishares Index fund   Russell 1000 Va464287598     1,837     28,750 SOLE                 27,365             1,385
Ishares Index Fund   Russell 2000   464287655       812     11,880 SOLE                 11,880                 0
Ishares Fund         Rusl 2000 Valu 464287630       714     10,620 SOLE                  9,805               815
Ishares Fund         Russell Mcp Gr 464287481     1,019     23,470 SOLE                 22,090             1,380
Ishares Midcap       Russell Mcp Vl 464287473     3,610     92,050 SOLE                 88,455             3,595
Ishares Fund         S&P Gbl Hlthcr 464287325     1,541     30,540 SOLE                 29,435             1,105
Johnson & Johnson    Common         478160104     2,280     32,904 SOLE                 32,904                 0
JP Morgan Securities Common         46625H100     1,117     23,922 SOLE                 22,797             1,125
KBW Regional Banking ETF            78464A698     1,687     47,530 SOLE                 45,380             2,150
Kinder Morgan Mgmt   SHS            49455U100     2,461     50,023 SOLE                 48,274             1,749
Kohls Corp           Common         500255104     2,579     55,975 SOLE                 54,000             1,975
Kraft Foods Inc      Class A        50075N104       811     24,760 SOLE                 23,650             1,110
Marathon Oil Corp    Common         565849106       420     10,540 SOLE                 10,070               470
Marshall & Ilsley    Common         571837103       383     18,993 SOLE                 18,993                 0
Medtronic Inc        Common         585055106     4,253     84,892 SOLE                 82,647             2,245
Microsoft Corp.      Common         594918104     6,340    237,540 SOLE                230,490             7,050
Monster Worldwide    Common         611742107     1,342     90,040 SOLE                 87,940             2,100
NII Holdings Inc     Class B New    62913F201     2,616     68,975 SOLE                 67,225             1,750
Novartis             Sponsored ADR  66987V109     3,102     58,700 SOLE                 57,525             1,175
Nvidia Corp          Common         67066G104       185     17,250 SOLE                 14,475             2,775
NYSE Euronext        Common         629491101     2,288     58,405 SOLE                 57,055             1,350
Pepsico, Inc.        Common         713448108     2,226     31,228 SOLE                 30,428               800
Petroleo Brasileiro  Sponsored ADR  71654V408     1,509     34,325 SOLE                 32,950             1,375
Pfizer, Inc.         Common         717081103       639     34,648 SOLE                 34,648                 0
Plains Exploration   Common         726505100       421     11,960 SOLE                 11,360               600
Powershares Cleantec Cleantech Port 73935X278       538     21,045 SOLE                 20,695               350
Powershares Insured  Insur Natl Mun 73936t474       911     43,375 SOLE                 43,375                 0
Powershares Listed P Prvt Eqty Port 73935X195     2,706    166,215 SOLE                160,465             5,750
Powershares ETF Trus Water Resource 73935X575     2,425    131,797 SOLE                127,122             4,675
Precision Castparts  Common         740189105     3,317     42,109 SOLE                 41,429               680
Proctor & Gamble     Common         742718109     2,949     42,320 SOLE                 41,395               925
Proshares Trust      Ultra Finl Pro 74347R743       181     10,300 SOLE                 10,300                 0
Qualcomm Inc.        Common         747525103     2,554     59,440 SOLE                 58,665               775
Quest Diagonstics    Common         74834L100     2,114     40,910 SOLE                 40,360               550
Rockwell Automation  Common         773903109       272      7,280 SOLE                  7,280                 0
Sepracor Inc.        Common         817315104     1,950    106,520 SOLE                102,565             3,955
Shaw Group Inc       Common         820280105       221      7,200 SOLE                      0             7,200
Sirius Satellite Rad Common         82967N108         6     10,500 SOLE                 10,500                 0
Spdr Lehman Bond     Shrt Term Muni 78464A425       282     12,500 SOLE                 12,500                 0
Spdr & S&P Biotech   S&P Biotech    78464a870       542      9,010 SOLE                  8,210               800
Staples Inc          Common         855030102       238     10,575 SOLE                  9,200             1,375
Starbucks Corp       Common         855244109     2,243    150,840 SOLE                146,640             4,200
Synopsys Inc         Common         871607107       242     12,125 SOLE                      0            12,125
Terex Corp           Common         880779103     1,249     40,930 SOLE                 39,570             1,360
Thermo Fisher Scient Common         883556102       751     13,650 SOLE                 12,400             1,250
Time Warner Inc      Common         88732J108     1,202     49,662 SOLE                 47,762             1,900
Tomotherapy Inc.     Common         890088107     1,104    241,110 SOLE                232,395             8,715
Transocean Inc       Common         G90073100     2,438     22,197 SOLE                 21,537               660
Trinity Industries   Common         896522109       324     12,595 SOLE                 11,195             1,400
U S Bancorp          Common New     902973304       252      6,994 SOLE                      0             6,994
UnitedHealth Group   Common         91324P102       854     33,625 SOLE                 32,075             1,550
Walgreen Company     Common         931422109     2,900     93,658 SOLE                 90,658             3,000
Walmart Stores Inc   Common         931142103       231      3,865 SOLE                  3,865                 0
Weatherford Intl     Common         G95089101     1,224     48,680 SOLE                 47,280             1,400
Wyndham Worldwide    Common         98310W108     1,617    102,952 SOLE                 98,727             4,225

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